Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Schedule of Movements in Other Intangible Assets
Movements in other intangible assets during the first half of 2021 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2021	9,600	61,074	1,748	72,422
Changes in scope of consolidation (a)	1,337	82	—	1,419
Acquisitions and other increases	277	63	74	414
Disposals and other decreases	—	(68)	(13)	(81)
Currency translation differences	229	803	12	1,044
Transfers	(7)	10	(5)	(2)
Gross value at June 30, 2021	11,436	61,964	1,816	75,216
Accumulated amortization and impairment at January 1, 2021	(3,508)	(49,345)	(1,148)	(54,001)
Amortization expense	—	(797)	(71)	(868)
Impairment losses, net of reversals (b)	(137)	(41)	—	(178)
Disposals and other decreases	1	37	12	50
Currency translation differences	(50)	(693)	(10)	(753)
Accumulated amortization and impairment at June 30, 2021	(3,694)	(50,839)	(1,217)	(55,750)
Carrying amount at January 1, 2021	6,092	11,729	600	18,421
Carrying amount at June 30, 2021	7,742	11,125	599	19,466
(a)See Note B.1.
(b)See Note B.4.